Acquisitions and divestitures (Details Narrative) R$ in Millions, $ in Millions		1 Months Ended				3 Months Ended	6 Months Ended
	Jun. 28, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 BRL (R$)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Apr. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Gain	$ 1,063					$ 1,059	$ 1,063
Gain on remeasurement of the interest retained at fair value							657
Net loss reduction							661
Provision for impairment				$ 93
Acquired the minority interest								$ 130
Realized gain during the acquisitions								$ 3
PTVI [Member]
IfrsStatementLineItems [Line Items]
Vale received						$ 155	155
VBM [Member]
IfrsStatementLineItems [Line Items]
Aggregated amount									$ 2,455
Sale of equity interest rate									90.00%
Gain from the sale									$ 895
Gain on attributable to noncontrolling interests									$ 1,514
Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest amount		$ 486	R$ 2,700
CSP [Member]
IfrsStatementLineItems [Line Items]
Vale received					$ 1,042
Cash contributions					$ 1,189
Gain on financial liability							$ 37